Distribution Date:	04/17/23	JPMBB Commercial Mortgage Securities Trust
Determination Date:	04/11/23
Next Distribution Date:	05/17/23
Record Date:	03/31/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C12
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	17		Don Simon	(203) 660-6100
Historical Detail	18		PO Box 4839 | Greenwich, CT 06831 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46639NAL5	1.084700%	101,691,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46639NAM3	2.424300%	162,984,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46639NAN1	3.271800%	33,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46639NAP6	3.362600%	215,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46639NAQ4	3.663700%	322,522,000.00	190,832,479.54	36,867,776.74	582,627.46	0.00	0.00	37,450,404.20	153,964,702.80	72.09%	30.00%
A-SB	46639NAR2	3.157000%	103,054,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46639NAU5	4.143326%	125,741,000.00	125,741,000.00	0.00	434,154.94	0.00	0.00	434,154.94	125,741,000.00	49.30%	20.62%
B	46639NAV3	4.204226%	80,474,000.00	80,474,000.00	0.00	281,942.39	0.00	0.00	281,942.39	80,474,000.00	34.71%	14.62%
C	46639NAW1	4.204226%	48,619,000.00	48,619,000.00	0.00	170,337.71	0.00	0.00	170,337.71	48,619,000.00	25.89%	11.00%
D	46639NAX9	4.204226%	55,326,000.00	55,326,000.00	0.00	193,835.83	0.00	0.00	193,835.83	55,326,000.00	15.87%	6.88%
E	46639NAC5	4.204226%	25,149,000.00	25,149,000.00	0.00	88,110.06	0.00	0.00	88,110.06	25,149,000.00	11.31%	5.00%
F	46639NAE1	3.500000%	23,471,000.00	23,471,000.00	0.00	68,457.08	0.00	0.00	68,457.08	23,471,000.00	7.05%	3.25%
NR	46639NAG6	3.500000%	43,590,266.00	38,903,139.38	0.00	149,816.96	0.00	0.00	149,816.96	38,903,139.38	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46639NAJ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,341,234,366.00	588,515,618.92	36,867,776.74	1,969,282.43	0.00	0.00	38,837,059.17	551,647,842.18

X-A	46639NAS0	0.350021%	1,064,605,000.00	316,573,479.54	0.00	92,339.58	0.00	0.00	92,339.58	279,705,702.80
X-C	46639NAA9	0.704226%	67,061,266.00	62,374,139.38	0.00	36,604.56	0.00	0.00	36,604.56	62,374,139.38
Notional SubTotal			1,131,666,266.00	378,947,618.92	0.00	128,944.14	0.00	0.00	128,944.14	342,079,842.18

Deal Distribution Total					36,867,776.74	2,098,226.57	0.00	0.00	38,966,003.31

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46639NAL5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46639NAM3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46639NAN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46639NAP6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46639NAQ4	591.68825550	114.31088961	1.80647354	0.00000000	0.00000000	0.00000000	0.00000000	116.11736316	477.37736589
A-SB	46639NAR2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46639NAU5	1,000.00000000	0.00000000	3.45277149	0.00000000	0.00000000	0.00000000	0.00000000	3.45277149	1,000.00000000
B	46639NAV3	1,000.00000000	0.00000000	3.50352151	0.00000000	0.00000000	0.00000000	0.00000000	3.50352151	1,000.00000000
C	46639NAW1	1,000.00000000	0.00000000	3.50352146	0.00000000	0.00000000	0.00000000	0.00000000	3.50352146	1,000.00000000
D	46639NAX9	1,000.00000000	0.00000000	3.50352149	0.00000000	0.00000000	0.00000000	0.00000000	3.50352149	1,000.00000000
E	46639NAC5	1,000.00000000	0.00000000	3.50352141	0.00000000	0.00000000	0.00000000	0.00000000	3.50352141	1,000.00000000
F	46639NAE1	1,000.00000000	0.00000000	2.91666652	0.00000000	0.00000000	0.00000000	0.00000000	2.91666652	1,000.00000000
NR	46639NAG6	892.47308975	0.00000000	3.43693613	(0.83388961)	37.70380800	0.00000000	0.00000000	3.43693613	892.47308975
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46639NAJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46639NAS0	297.36238280	0.00000000	0.08673600	0.00000000	0.00000000	0.00000000	0.00000000	0.08673600	262.73190789
X-C	46639NAA9	930.10679786	0.00000000	0.54583759	0.00000000	0.00000000	0.00000000	0.00000000	0.54583759	930.10679786

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	03/01/23 - 03/30/23	30	0.00	582,627.46	0.00	582,627.46	0.00	0.00	0.00	582,627.46	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	03/01/23 - 03/30/23	30	0.00	92,339.58	0.00	92,339.58	0.00	0.00	0.00	92,339.58	0.00
X-C	03/01/23 - 03/30/23	30	0.00	36,604.56	0.00	36,604.56	0.00	0.00	0.00	36,604.56	0.00
A-S	03/01/23 - 03/30/23	30	0.00	434,154.94	0.00	434,154.94	0.00	0.00	0.00	434,154.94	0.00
B	03/01/23 - 03/30/23	30	0.00	281,942.39	0.00	281,942.39	0.00	0.00	0.00	281,942.39	0.00
C	03/01/23 - 03/30/23	30	0.00	170,337.71	0.00	170,337.71	0.00	0.00	0.00	170,337.71	0.00
D	03/01/23 - 03/30/23	30	0.00	193,835.83	0.00	193,835.83	0.00	0.00	0.00	193,835.83	0.00
E	03/01/23 - 03/30/23	30	0.00	88,110.06	0.00	88,110.06	0.00	0.00	0.00	88,110.06	0.00
F	03/01/23 - 03/30/23	30	0.00	68,457.08	0.00	68,457.08	0.00	0.00	0.00	68,457.08	0.00
NR	03/01/23 - 03/30/23	30	1,679,868.49	113,467.49	0.00	113,467.49	(36,349.47)	0.00	0.00	149,816.96	1,643,519.02
Totals			1,679,868.49	2,061,877.10	0.00	2,061,877.10	(36,349.47)	0.00	0.00	2,098,226.57	1,643,519.02

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	38,966,003.31
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,069,207.32	Master Servicing Fee	4,827.60
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	0.00
Interest Adjustments	0.00	Trustee Fee	1,719.10
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	783.54
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,069,207.32	Total Fees	7,330.24

Principal		Expenses/Reimbursements
Scheduled Principal	7,106,753.69	Reimbursement for Interest on Advances	(114.56)
Unscheduled Principal Collections		ASER Amount	(68,753.42)
Principal Prepayments	29,761,022.97	Special Servicing Fees (Monthly)	29,518.51
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	3,000.00
Total Principal Collected	36,867,776.66	Total Expenses/Reimbursements	(36,349.47)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,098,226.57
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	36,867,776.74
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	38,966,003.31
Total Funds Collected	38,936,983.98	Total Funds Distributed	38,936,984.08

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	588,515,618.92	588,515,618.92	Beginning Certificate Balance	588,515,618.92
(-) Scheduled Principal Collections	7,106,753.69	7,106,753.69	(-) Principal Distributions	36,867,776.74
(-) Unscheduled Principal Collections	29,761,022.97	29,761,022.97	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.08	0.08	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	551,647,842.18	551,647,842.18	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	589,480,785.78	589,480,785.78	Ending Certificate Balance	551,647,842.18
Ending Actual Collateral Balance	550,284,161.67	550,284,161.67

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.20%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	10	66,661,410.79	12.08%	2	4.2154	NAP	Defeased	10	66,661,410.79	12.08%	2	4.2154	NAP
$9,999,999 or less	17	90,798,945.53	16.46%	1	4.3231	1.563453	1.30 or less	8	158,682,069.73	28.77%	1	4.0821	1.072841
$10,000,000 to $19,999,999	4	51,399,643.90	9.32%	1	4.3176	1.361250	1.31 to 1.40	6	144,376,575.44	26.17%	1	4.0519	1.364486
$20,000,000 to $29,999,999	3	81,316,199.55	14.74%	1	3.8580	2.229389	1.41 to 1.50	5	39,512,675.72	7.16%	2	4.2847	1.465376
$30,000,000 to $49,999,999	2	77,141,792.31	13.98%	2	3.8295	1.406212	1.51 to 1.60	1	25,783,124.87	4.67%	1	4.1500	1.530000
$50,000,000 to $99,999,999	1	75,999,733.70	13.78%	1	4.0000	1.280000	1.61 to 1.75	0	0.00	0.00%	0	0.0000	0.000000
$100,000,000 or Greater	1	108,330,116.40	19.64%	1	3.9900	1.360000	1.76 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
Totals	38	551,647,842.18	100.00%	1	4.0621	1.556432	2.01 to 2.25	4	75,169,387.85	13.63%	1	3.9355	2.144404
							2.26 or Greater	4	41,462,597.78	7.52%	1	3.7370	2.906627
							Totals	38	551,647,842.18	100.00%	1	4.0621	1.556432
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	10	66,661,410.79	12.08%	2	4.2154	NAP
							Defeased	10	66,661,410.79	12.08%	2	4.2154	NAP
Alabama	1	6,906,009.88	1.25%	1	4.3500	0.870000
							Lodging	2	26,439,125.70	4.79%	1	4.4007	1.268022
Arizona	1	2,256,501.32	0.41%	2	4.6900	2.990000
							Mixed Use	4	101,874,421.87	18.47%	1	4.0715	1.456945
California	2	32,900,779.37	5.96%	2	4.1070	2.048885
							Mobile Home Park	1	3,427,034.09	0.62%	2	4.7750	2.450000
Colorado	1	8,060,516.75	1.46%	2	4.2700	1.490000
							Office	5	44,242,844.77	8.02%	1	4.2006	1.538450
Connecticut	1	1,123,779.69	0.20%	2	4.1500	1.460000
							Other	1	1,838,182.49	0.33%	2	4.1500	1.460000
Florida	1	943,172.24	0.17%	2	4.1500	1.460000
							Retail	20	307,164,822.47	55.68%	1	3.9681	1.579618
Georgia	3	13,241,354.14	2.40%	2	4.2008	2.503387
							Totals	43	551,647,842.18	100.00%	1	4.0621	1.556432
Illinois	2	5,504,147.74	1.00%	1	4.4830	1.373415

Kansas	1	3,550,389.76	0.64%	0	4.5100	1.460000

Massachusetts	2	135,615,150.14	24.58%	1	3.8742	1.669840

Michigan	1	4,511,374.96	0.82%	1	4.2000	1.400000

Minnesota	1	75,999,733.70	13.78%	1	4.0000	1.280000

Missouri	2	28,986,139.81	5.25%	1	4.1500	1.514530

New Jersey	2	19,033,291.43	3.45%	1	4.4942	1.206958

New Mexico	1	3,365,346.91	0.61%	2	4.7250	2.110000

New York	2	39,370,068.83	7.14%	1	3.8516	2.011200

Ohio	1	13,714,694.29	2.49%	2	4.2950	1.460000

Texas	5	34,902,637.31	6.33%	1	4.2709	1.315041

Virginia	1	8,556,000.00	1.55%	1	3.9000	2.090000

Wisconsin	2	46,445,343.11	8.42%	2	3.9125	0.822587

Totals	43	551,647,842.18	100.00%	1	4.0621	1.556432

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	66,661,410.79	12.08%	2	4.2154	NAP	Defeased	10	66,661,410.79	12.08%	2	4.2154	NAP
	4.00000% or less	6	297,312,676.15	53.90%	1	3.8955	1.513877	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.25000%	8	106,151,512.14	19.24%	2	4.1241	1.786309	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.25001% to 4.50000%	6	47,259,859.71	8.57%	1	4.3143	1.144358	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50001% to 4.75000%	7	30,835,349.30	5.59%	1	4.6573	1.430391	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75001% to 5.00000%	1	3,427,034.09	0.62%	2	4.7750	2.450000	49 months or greater	28	484,986,431.39	87.92%	1	4.0410	1.538805
	5.00001% or Greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	38	551,647,842.18	100.00%	1	4.0621	1.556432
	Totals	38	551,647,842.18	100.00%	1	4.0621	1.556432
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	10	66,661,410.79	12.08%	2	4.2154	NAP	Defeased	10	66,661,410.79	12.08%	2	4.2154	NAP
	60 months or less	28	484,986,431.39	87.92%	1	4.0410	1.538805	Interest Only	2	43,556,000.00	7.90%	1	3.8196	2.098036
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	293 Months or Less	26	441,430,431.39	80.02%	1	4.0628	1.483625
85 months to 116 months		0	0.00	0.00%	0	0.0000	0.000000	294 to 299 Months	0	0.00	0.00%	0	0.0000	0.000000
	117 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	551,647,842.18	100.00%	1	4.0621	1.556432	331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	38	551,647,842.18	100.00%	1	4.0621	1.556432
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	10	66,661,410.79	12.08%	2	4.2154	NAP			No outstanding loans in this group
Underwriter's Information		1	11,245,823.91	2.04%	2	4.1500	1.460000
	12 months or less	24	448,373,578.44	81.28%	1	4.0305	1.558653
	13 to 24 months	2	15,462,009.88	2.80%	1	4.1010	1.545095
	25 months or greater	1	9,905,019.16	1.80%	0	4.3000	0.720000
	Totals	38	551,647,842.18	100.00%	1	4.0621	1.556432
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30304961	RT	Dedham	MA	Actual/360	3.990%	372,970.68	223,078.02	0.00	N/A	05/01/23	--	108,553,194.50	108,330,116.40	04/01/23
3	30305003	MU	Minneapolis	MN	Actual/360	4.000%	262,353.19	167,320.58	0.00	N/A	05/01/23	--	76,167,054.28	75,999,733.70	04/01/23
4	30305055	RT	Greendale	WI	Actual/360	3.854%	140,170.02	94,348.33	0.00	N/A	06/06/23	--	42,236,140.64	42,141,792.31	01/06/23
9	30305006	RT	Brooklyn	NY	Actual/360	3.800%	114,527.78	0.00	0.00	05/01/23	11/01/28	--	35,000,000.00	35,000,000.00	04/05/23
10	30305043	RT	Danvers	MA	Actual/360	3.414%	80,445.88	75,054.09	0.00	N/A	05/06/23	--	27,360,087.83	27,285,033.74	04/06/23
11	30305037	OF	Clayton	MO	Actual/360	4.150%	92,375.06	66,094.62	0.00	N/A	05/06/23	--	25,849,219.49	25,783,124.87	04/06/23
12	30305067	RT	Riverside	CA	Actual/360	4.020%	97,959.76	50,396.64	0.00	N/A	06/06/23	--	28,298,437.58	28,248,040.94	04/06/23
22	30305065	LO	Houston	TX	Actual/360	4.187%	57,960.35	39,691.39	0.00	N/A	05/06/23	--	16,075,660.47	16,035,969.08	04/06/23
24	30305018	RT	Houston	TX	Actual/360	3.950%	51,978.77	36,285.16	0.00	N/A	05/01/23	--	15,281,629.89	15,245,344.73	04/01/23
25	30305061	OF	Santa Monica	CA	Actual/360	4.160%	53,445.80	34,157.57	0.00	N/A	06/06/23	--	14,919,734.54	14,885,576.97	04/06/23
27	30305068	MF	Louisville	KY	Actual/360	4.220%	50,563.20	33,993.75	0.00	N/A	06/06/23	--	13,914,349.64	13,880,355.89	04/06/23
28	30305070	MU	Columbus	OH	Actual/360	4.295%	50,846.32	33,231.92	0.00	N/A	06/06/23	--	13,747,926.21	13,714,694.29	04/06/23
32	30305020	Various Various		Various	Actual/360	4.150%	40,287.60	27,815.48	0.00	06/01/23	06/01/28	--	11,273,639.39	11,245,823.91	04/01/23
33	30305063	LO	Paramus	NJ	Actual/360	4.730%	42,523.87	37,131.60	0.00	N/A	05/06/23	--	10,440,288.22	10,403,156.62	04/06/23
34	30305030	RT	Hurst	TX	Actual/360	4.300%	36,766.01	24,286.28	0.00	N/A	04/06/23	--	9,929,305.44	9,905,019.16	03/06/21
36	30305016	OF	Jersey City	NJ	Actual/360	4.210%	31,403.58	32,257.52	0.00	N/A	06/01/23	--	8,662,392.33	8,630,134.81	04/01/23
39	30305011	MU	Norcross	GA	Actual/360	4.101%	30,070.66	21,154.52	0.00	N/A	06/01/23	--	8,515,183.15	8,494,028.63	04/01/23
40	30305057	RT	Conifer	CO	Actual/360	4.270%	29,710.14	19,601.01	0.00	N/A	06/06/23	--	8,080,117.76	8,060,516.75	04/06/23
41	30305038	LO	Linthicum	MD	Actual/360	4.140%	25,355.47	7,112,335.01	0.00	N/A	05/06/23	--	7,112,335.01	0.00	04/06/23
43	30305039	LO	Flowood	MS	Actual/360	4.650%	26,706.42	6,669,657.93	0.00	N/A	05/06/23	--	6,669,657.93	0.00	04/06/23
45	30305004	RT	Williamsburg	VA	Actual/360	3.900%	28,733.90	0.00	0.00	05/01/23	12/01/27	--	8,556,000.00	8,556,000.00	04/01/23
48	30305046	RT	Ashland	KY	Actual/360	4.560%	27,091.90	6,899,466.45	0.00	N/A	05/06/23	--	6,899,466.45	0.00	04/06/23
49	30305053	RT	Huntsville	AL	Actual/360	4.350%	25,922.70	14,400.06	0.00	N/A	05/06/23	--	6,920,409.94	6,906,009.88	04/06/23
50	30305050	IN	Las Vegas	NV	Actual/360	4.176%	21,669.72	6,026,061.53	0.00	N/A	05/06/23	--	6,026,061.53	0.00	04/06/23
53	30305072	RT	Rancho Cucamonga	CA	Actual/360	4.635%	18,633.52	15,853.94	0.00	N/A	06/06/23	--	4,668,592.37	4,652,738.43	04/06/23
54	30305045	MF	Pontiac	MI	Actual/360	4.420%	17,318.71	16,586.33	0.00	N/A	06/06/23	--	4,550,238.29	4,533,651.96	04/06/23
56	30305041	RT	Monroe	MI	Actual/360	4.200%	16,356.45	11,145.88	0.00	N/A	05/06/23	--	4,522,520.84	4,511,374.96	04/06/23
57	30305031	RT	Houston	TX	Actual/360	4.520%	17,245.91	10,433.24	0.00	N/A	05/01/23	--	4,430,865.26	4,420,432.02	04/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
59	30305052	RT	Monona	WI	Actual/360	4.485%	16,659.86	10,147.24	0.00	N/A	06/06/23	--	4,313,698.04	4,303,550.80	04/06/23
60	30305044	RT	Rancho Cucamonga	CA	Actual/360	4.170%	7,885.26	31,023.01	0.00	N/A	05/06/23	--	2,195,940.45	2,164,917.44	04/06/23
61	30305019	SS	North Hollywood	CA	Actual/360	4.250%	15,035.13	10,053.80	0.00	N/A	05/01/23	--	4,108,269.98	4,098,216.18	04/01/23
62	30305071	OF	Brooklyn	NY	Actual/360	4.265%	16,081.12	8,559.80	0.00	N/A	06/06/23	--	4,378,628.63	4,370,068.83	04/06/23
63	30305040	LO	Georgetown	TX	Actual/360	4.590%	13,342.41	12,180.96	0.00	N/A	05/01/23	--	3,375,688.63	3,363,507.67	04/01/23
64	30305074	RT	Santa Fe	NM	Actual/360	4.725%	13,741.29	11,928.94	0.00	N/A	06/06/23	--	3,377,275.85	3,365,346.91	04/06/23
65	30305047	MU	Chicago	IL	Actual/360	4.650%	14,713.13	8,490.54	0.00	N/A	05/06/23	--	3,674,455.79	3,665,965.25	04/06/23
66	30305014	RT	Bonner Springs	KS	Actual/360	4.510%	13,821.14	8,448.44	0.00	04/01/23	01/01/35	--	3,558,838.20	3,550,389.76	04/01/23
67	30305066	MH	Rockport	TX	Actual/360	4.775%	14,123.14	7,744.75	0.00	N/A	06/06/23	--	3,434,778.84	3,427,034.09	04/06/23
68	30305028	RT	Elgin	IL	Actual/360	4.175%	10,977.76	3,053,502.05	0.00	06/01/23	06/01/38	--	3,053,502.05	0.00	04/01/23
69	30305051	OF	Clayton	MO	Actual/360	4.150%	11,474.81	7,969.32	0.00	N/A	05/06/23	--	3,210,984.26	3,203,014.94	04/06/23
71	30305048	MF	Maumee	OH	Actual/360	4.455%	11,697.04	7,203.52	0.00	N/A	06/06/23	--	3,049,080.54	3,041,877.02	04/06/23
72	30305015	RT	Americus	GA	Actual/360	4.570%	11,604.04	2,948,722.49	0.00	N/A	04/01/23	--	2,948,722.49	0.00	04/01/23
73	30305023	RT	Waynesboro	GA	Actual/360	4.520%	11,474.86	6,900.03	0.00	06/01/23	10/01/33	--	2,948,151.04	2,941,251.01	04/01/23
74	30305033	OF	Clinton	MD	Actual/360	4.700%	11,864.55	2,931,530.17	0.00	N/A	04/06/23	--	2,931,530.17	0.00	04/06/23
75	30305029	OF	Tempe	AZ	Actual/360	4.690%	9,133.99	5,163.83	0.00	N/A	06/01/23	--	2,261,665.15	2,256,501.32	04/01/23
77	30305025	OF	Norfolk	VA	Actual/360	4.700%	4,184.42	6,368.92	0.00	N/A	05/01/23	--	1,033,899.83	1,027,530.91	04/01/23
Totals							2,069,207.32	36,867,776.66	0.00				588,515,618.92	551,647,842.18
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	17,261,441.88	16,149,586.19	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	14,833,928.25	15,942,832.78	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,506,926.00	6,915,115.25	01/01/22	12/31/22	02/13/23	19,190,029.94	184,656.06	303,462.66	518,369.75	0.00	0.00
9	1,884,930.88	2,960,112.85	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,963,112.40	5,886,970.35	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,130,884.48	3,366,315.63	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,757,813.43	4,066,555.69	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,469,810.77	1,878,856.85	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	2,018,006.52	1,713,596.59	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,300,807.00	1,302,744.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,316,350.85	1,208,857.68	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	09/12/22	147,984.36	30,916.06	60,421.18	1,494,310.82	0.00	0.00
36	1,282,628.00	1,085,320.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,832,659.28	1,925,802.86	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	925,160.49	885,581.43	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,125,663.93	1,274,581.35	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	880,077.10	571,660.28	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	948,687.36	185,504.96	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1,229,943.61	1,321,545.78	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	481,502.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1,506,700.93	1,447,192.10	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	413,415.97	431,789.82	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	587,275.91	562,662.67	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
59	868,847.69	340,937.19	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	8,565.82	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	374,422.21	385,114.48	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	662,537.15	710,834.92	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
65	408,600.17	404,096.41	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
66	391,497.00	392,806.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
67	585,407.75	644,074.77	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
68	377,489.11	376,029.31	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
69	665,018.15	439,686.07	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	322,171.00	321,765.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
74	720,491.46	614,574.14	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
75	536,408.31	572,002.56	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	77,570,617.56	76,285,106.96				19,338,014.30	215,572.12	363,883.84	2,012,680.57	8,565.82	0.00

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		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
41	30305038	7,112,335.01	Payoff Prior to Maturity	0.00	0.00
43	30305039	6,669,657.93	Payoff Prior to Maturity	0.00	0.00
48	30305046	6,899,466.45	Payoff Prior to Maturity	0.00	0.00
50	30305050	6,026,061.53	Payoff Prior to Maturity	0.00	0.00
68	30305028	3,053,502.05	Payoff Prior to Maturity	0.00	0.00
Totals		29,761,022.97		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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							Historical Detail

					Delinquencies¹								Prepayments			Rate and Maturities
	30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	# Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/23	0 0.00	1	42,141,792.31	0	0.00	1	42,141,792.31	1	9,905,019.16	0	0.00	0	0.00	5	29,761,022.97	4.062070%	4.047949%	1
03/17/23	0 0.00	0	0.00	2	52,165,446.08	1	42,236,140.64	1	9,929,305.44	0	0.00	0	0.00	9	93,861,560.29	4.083070%	4.068606%	2
02/17/23	0 0.00	0	0.00	2	52,300,788.21	1	42,343,731.30	1	9,957,056.91	0	0.00	0	0.00	6	50,102,162.65	4.120624%	4.106038%	3
01/18/23	0 0.00	1	42,437,411.67	1	9,981,151.22	1	42,437,411.67	1	9,981,151.22	0	0.00	0	0.00	0	0.00	4.126679%	4.112293%	4
12/16/22	0 0.00	0	0.00	2	52,535,938.81	1	42,530,782.17	1	10,005,156.64	0	0.00	0	0.00	0	0.00	4.126814%	4.112427%	5
11/18/22	0 0.00	0	0.00	2	52,658,659.47	1	42,628,392.33	1	10,030,267.14	0	0.00	0	0.00	1	80,791,175.39	4.126952%	4.112564%	6
10/17/22	0 0.00	1	42,721,131.11	1	10,054,091.36	1	42,721,131.11	1	10,054,091.36	0	0.00	0	0.00	1	7,550,071.38	4.096016%	4.082079%	7
09/16/22	0 0.00	0	0.00	2	52,897,159.03	1	42,818,131.89	1	10,079,027.14	0	0.00	0	0.00	1	16,776,465.50	4.101219%	4.086866%	8
08/17/22	0 0.00	0	0.00	2	53,012,914.54	1	42,910,243.06	1	10,102,671.48	0	0.00	0	0.00	0	0.00	4.109180%	4.094915%	9
07/15/22	0 0.00	0	0.00	2	53,128,278.15	1	43,002,049.55	1	10,126,228.60	0	0.00	0	0.00	0	0.00	4.109265%	4.094999%	10
06/17/22	0 0.00	0	0.00	2	53,249,057.82	1	43,098,151.01	1	10,150,906.81	1	8,556,000.00	0	0.00	0	0.00	4.109354%	4.095126%	11
05/17/22	0 0.00	0	0.00	2	53,363,621.93	1	43,189,335.95	1	10,174,285.98	0	0.00	0	0.00	0	0.00	4.109438%	4.095208%	12
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	30305055	01/06/23	2	2	303,462.66	518,369.75	0.00	42,437,411.67	07/03/20	13		12/16/20
34	30305030	03/06/21	24	5	60,421.18	1,494,310.82	1,030.11	10,502,220.62	08/21/20	7			02/01/22
Totals					363,883.84	2,012,680.57	1,030.11	52,939,632.29
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		9,905,019	0	0		9,905,019
0 - 6 Months		480,449,358	438,307,566	0		42,141,792
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		8,556,000	8,556,000	0		0
> 60 Months		52,737,465	52,737,465	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-23	551,647,842	499,601,031	0	42,141,792	0	9,905,019
Mar-23	588,515,619	536,350,173	0	0	42,236,141	9,929,305
Feb-23	683,891,164	631,590,376	0	0	42,343,731	9,957,057
Jan-23	735,589,790	683,171,227	0	42,437,412	0	9,981,151
Dec-22	737,324,487	684,788,548	0	0	42,530,782	10,005,157
Nov-22	739,132,781	686,474,122	0	0	42,628,392	10,030,267
Oct-22	821,645,936	768,870,714	0	42,721,131	0	10,054,091
Sep-22	831,303,671	778,406,512	0	0	42,818,132	10,079,027
Aug-22	850,134,826	797,121,911	0	0	42,910,243	10,102,671
Jul-22	852,214,369	799,086,091	0	0	43,002,050	10,126,229
Jun-22	854,379,092	801,130,034	0	0	43,098,151	10,150,907
May-22	856,443,542	803,079,920	0	0	43,189,336	10,174,286
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30305003	75,999,733.70	75,999,733.70	256,000,000.00	03/05/13	13,435,710.78	1.28000	09/30/22	05/01/23	241
4	30305055	42,141,792.31	42,437,411.67	69,930,000.00	08/17/21	5,826,003.25	0.83000	12/31/22	06/06/23	241
34	30305030	9,905,019.16	10,502,220.62	12,300,000.00	08/04/22	530,962.00	0.72000	12/31/20	04/06/23	239
Totals		128,046,545.17	128,939,365.99	338,230,000.00		19,792,676.03

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
3	30305003	MU	MN	02/28/23	98

4/11/2023 - The loan transferred to Special Servicing on 2/28/23 for imminent maturity default. The loan is secured by a 1,473,527 sf office building in downtown Minneapolis, MN. The Special Servicer have begun initial discussions regarding potential resolutions.

4	30305055	RT	WI	07/03/20	13

4/5/2023 – Loan transferred to Special Servicing on 07/03/20 for imminent monetary payment default. At the time of transfer the loan was past due for the 05/06/20 payment. The loan is secured by a 560,000 sf portion of a 1.2 million SF regional mall in Greendale, WI, a suburb of Milwaukee. Legal counsel has been engaged and a receiver was appointed on 12/18/20. We are considering changes to the existing REA as the Village has purchased a neighboring property and has plans to develop a mixed-use asset over a number of phases with an outside developer. If/when the REA is updated / formally accepted by all relevant parties, the property may be listed for sale by the receiver.

34	30305030	RT	TX	08/21/20	7

4/11/2023 - REO Title Date: 2/1/2022. The subject consists of a 4 single-story retail buildings with a total of 133,236 SF of NRA located in Hurst, TX within the Dallas-Fort Worth-Arlington MSA. The property was built in 1980 and renovated in

1999 and are situated on a 10.08-acre site. There are 559 open parking spaces (4.20 per 1,000). Crossed with/Companion Loan: N/A; Deferred Maintenance/Capex: Nothing major to note; Leasing Summary: To date two tenants with a total of

11,980 SF have been renewed. We are currently negotiating a lease with a National tenant. Marketing Summary: The property is currently not listed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	30305043	29,557,989.69	3.41450%	29,557,989.69	3.41450%	10	08/28/20	05/01/20	09/18/20
11	30305037	0.00	4.15000%	0.00	4.15000%	8	09/23/21	09/23/21	10/05/21
23	30304999	17,603,862.73	4.50000%	17,603,862.73	4.50000%	8	07/02/20	05/01/20	07/08/20
45	30305004	0.00	3.90000%	0.00	3.90000%	8	04/22/22	04/22/22	05/09/22
69	30305051	0.00	4.15000%	0.00	4.15000%	8	09/23/21	09/23/21	10/05/21
Totals		47,161,852.42		47,161,852.42
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	30305073 01/18/22	11,380,489.40	7,020,000.00	9,690,709.60	3,127,726.07	9,690,709.60	6,562,983.53	4,817,505.87	0.00	130,378.72	4,687,127.15	32.32%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		11,380,489.40	7,020,000.00	9,690,709.60	3,127,726.07	9,690,709.60	6,562,983.53	4,817,505.87	0.00	130,378.72	4,687,127.15

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
31	30305073	09/16/22	0.00	0.00	4,687,127.15	0.00	0.00	(130,669.94)	0.00	0.00	4,687,127.15
		05/17/22	0.00	0.00	4,817,797.09	0.00	0.00	83.05	0.00	0.00
		04/18/22	0.00	0.00	4,817,714.04	0.00	0.00	208.17	0.00	0.00
		01/18/22	0.00	0.00	4,817,505.87	0.00	0.00	4,817,505.87	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	4,687,127.15	0.00	0.00	4,687,127.15	0.00	0.00	4,687,127.15

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	16,926.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	9,092.50	0.00	0.00	(69,300.74)	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	3,500.00	0.00	0.00	547.32	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(25.73)	0.00	3,000.00	0.00
48	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(88.83)	0.00	0.00	0.00
Total	0.00	0.00	29,518.51	0.00	0.00	(68,753.42)	0.00	0.00	(114.56)	0.00	3,000.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(36,349.47)

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Supplemental Notes
None

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